LEASE OBLIGATIONS, Lease Liabilities (Details) - CAD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Lease Obligations [Abstract]
Lease liabilities recorded	$ 639,041	$ 212,903
Beginning balance	212,903	202,798
Lease additions	619,678	358,423
Lease credit	(4,385)
Lease termination		(2,623)
Interest expense	23,778	28,671
Payments	(212,933)	(374,366)
Ending balance	639,041	$ 212,903
12-48 Months Vehicle Lease Agreements [Member]
Lease Obligations [Abstract]
Incremental borrowing rate		11.31%
Lease liabilities recorded		$ 358,423
Beginning balance	$ 358,423
Ending balance		$ 358,423
Bottom of Range [Member] | 12-48 Months Vehicle Lease Agreements [Member]
Lease Obligations [Abstract]
Vehicle lease, agreement term		12 months
Top of Range [Member] | 12-48 Months Vehicle Lease Agreements [Member]
Lease Obligations [Abstract]
Vehicle lease, agreement term		48 months